JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-45.61%
	Communication Services-3.63%
5,000	Alphabet, Inc., Class A*	$13,906,750
132,570	Comcast Corp., Class A	6,206,927
		20,113,677

	Consumer Discretionary-4.70%
1,200	Amazon.com, Inc.*	3,911,940
5,129	Best Buy Co., Inc.	466,226
6,750	Darden Restaurants, Inc.	897,412
17,618	Home Depot, Inc.	5,273,596
21,160	MarineMax, Inc.*	851,902
31,218	McDonald's Corp.	7,719,587
21,374	Target Corp.	4,535,990
5,300	Tractor Supply Co.	1,236,861
13,900	Wyndham Hotels & Resorts, Inc.	1,177,191
		26,070,705

	Consumer Staples-2.38%
10,300	Central Garden & Pet Co., Class A*	420,034
10,650	Nestle SA	1,385,565
31,100	Procter & Gamble Co.	4,752,080
25,600	Sysco Corp.	2,090,240
30,000	Walmart, Inc.	4,467,600
		13,115,519

	Energy-3.11%
61,288	Chevron Corp.	9,979,525
20,000	Pioneer Natural Resources Co.	5,000,600
22,155	Valero Energy Corp.	2,249,619
		17,229,744

	Financials-5.30%
12,488	Arthur J Gallagher & Co.	2,180,405
4,164	BlackRock, Inc.	3,182,004
63,000	Enova International, Inc.*	2,392,110
95,000	Fifth Third Bancorp	4,088,800
5,424	Goldman Sachs Group, Inc.	1,790,462
57,000	JPMorgan Chase & Co.	7,770,240
20,000	LPL Financial Holdings, Inc.	3,653,600
17,630	Nelnet, Inc., Class A	1,498,374
5,000	SVB Financial Group*	2,797,250
		29,353,245

	Health Care-6.94%
27,000	Abbott Laboratories	3,195,720
14,792	AbbVie, Inc.	2,397,931
2,209	Anthem, Inc.	1,085,105
60,273	AstraZeneca PLC	3,998,511
9,000	Danaher Corp.	2,639,970
17,000	Eli Lilly & Co.	4,868,290
14,030	Johnson & Johnson	2,486,537
40,000	Pfizer, Inc.	2,070,800
10,000	ResMed, Inc.	2,425,100
6,000	Thermo Fisher Scientific, Inc.	3,543,900
14,258	UnitedHealth Group, Inc.	7,271,152

Shares or Principal Amount		Value
	Health Care (continued)
13,008	Zoetis, Inc.	$2,453,179
		38,436,195

	Industrials-5.14%
31,656	ABB, Ltd.	1,023,755
18,056	Caterpillar, Inc.	4,023,238
8,500	Deere & Co.	3,531,410
30,400	Eaton Corp. PLC	4,613,504
9,000	Generac Holdings, Inc.*	2,675,340
5,075	Old Dominion Freight Line, Inc.	1,515,801
60,000	Schneider Electric SE	2,026,800
10,701	Trane Technologies PLC	1,634,043
14,048	Union Pacific Corp.	3,838,054
10,000	United Rentals, Inc.*	3,552,100
		28,434,045

	Information Technology-10.68%
87,900	Apple, Inc.	15,348,219
7,150	ASML Holding NV	4,775,700
36,000	Insight Enterprises, Inc.*	3,863,520
50,000	Jabil, Inc.	3,086,500
5,450	Lam Research Corp.	2,929,974
6,796	Mastercard, Inc., Class A	2,428,754
51,670	Microsoft Corp.	15,930,378
20,812	Nova, Ltd.*	2,266,011
18,600	NVIDIA Corp.	5,075,196
18,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,876,680
14,438	TD SYNNEX Corp.	1,490,146
		59,071,078

	Materials-1.38%
10,000	Avery Dennison Corp.	1,739,700
10,000	Celanese Corp.	1,428,700
49,502	James Hardie Industries PLC	1,492,485
44,224	Sealed Air Corp.	2,961,239
		7,622,124

	Real Estate-1.27%
27,000	CBRE Group, Inc., Class A*	2,471,040
28,096	Prologis, Inc., REIT	4,536,942
		7,007,982

	Utilities-1.08%
13,000	American Water Works Co., Inc.	2,151,890
45,000	NextEra Energy, Inc.	3,811,950
		5,963,840

TOTAL COMMON STOCKS
(Cost $158,497,964)		252,418,154

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-5.97%
4,000	Invesco Variable Rate Investment Grade ETF	$99,720
25,000	iShares® Convertible Bond ETF	2,083,000
125,000	iShares® Floating Rate Bond ETF	6,315,000
228,918	iShares® Gold Trust*	8,431,050
30,000	iShares® Russell 2000® ETF	6,158,100
25,000	iShares® Trust 5-10 Year Investment Grade Corporate Bond ETF	1,371,750
25,000	SPDR® Bloomberg Barclays Convertible Securities ETF	1,923,750
36,000	Vanguard® Small-Cap Value ETF	6,333,840
12,000	Virtus Seix Senior Loan ETF	296,100

TOTAL EXCHANGE TRADED FUNDS
(Cost $27,479,094)		33,012,310

Shares or Principal Amount		Value
CORPORATE BONDS-10.28%
	Communication Services-0.18%
$1,000,000	AT&T, Inc., 2.950%, 7/15/26	991,612

	Consumer Discretionary-2.00%
5,000,000	eBay, Inc., 2.600%, 7/15/22	5,000,902
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,033,156
1,000,000	Ross Stores, Inc., 4.700%, 4/15/27	1,052,145
		11,086,203
	Consumer Staples-0.44%
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,419,560

	Energy-0.19%
1,000,000	BP Capital Markets America, Inc., 4.234%, 11/6/28	1,050,132

	Financials-3.66%
2,000,000	Bank of America Corp., 3M US L + 0.96%, 12/20/23(a)	2,005,050
2,000,000	Bank of America Corp., 1.250%, 9/24/26	1,836,961
2,500,000	Bank of Montreal, 2.000%, 12/22/26	2,364,485
2,000,000	Citigroup Global Markets Holdings, Inc., 0.750%, 6/7/24	1,907,306
2,500,000	Citigroup Global Markets Holdings, Inc./United States, 3.000%, 3/28/24	2,497,126
2,000,000	Citigroup, Inc., 3.875%, 3/26/25	2,026,271
1,000,000	Discover Financial Services, 3.850%, 11/21/22	1,012,269
1,000,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.29%, 11/17/23(a)	987,287
1,000,000	Goldman Sachs Group, Inc., 3.500%, 4/1/25	1,007,458
5,000,000	Goldman Sachs Group, Inc., 1.450%, 9/14/26	4,569,170
		20,213,383
	Health Care-0.80%
5,000,000	Johnson & Johnson, 1.300%, 9/1/30	4,452,236

	Industrials-0.27%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,504,895

	Information Technology-2.74%
2,500,000	Apple, Inc., 2.050%, 9/11/26	2,426,607
2,000,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	1,736,506
5,000,000	Intel Corp., 2.875%, 5/11/24	5,037,021
5,000,000	Oracle Corp., 2.500%, 5/15/22	5,002,960
1,000,000	PayPal Holdings, Inc., 2.650%, 10/1/26	983,984
		15,187,078
TOTAL CORPORATE BONDS
(Cost $58,123,540)		56,905,099

Shares or Principal Amount		Value
MUNICIPAL BONDS-3.02%
	Hawaii-1.66%
$9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	$9,188,001

	Ohio-1.36%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,553,027

TOTAL MUNICIPAL BONDS
(Cost $16,530,006)		16,741,028

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.38%
	Federal Farm Credit Banks Funding Corp.-1.38%
2,000,000	0.670%, 8/4/25	1,876,684
5,725,000	2.750%, 11/6/26	5,779,228
		7,655,912
	Federal Home Loan Banks-3.00%
10,000,000	2.875%, 6/13/25	10,093,438
2,000,000	0.580%, 9/11/25	1,874,224
2,500,000	1.020%, 9/17/26	2,317,752
2,500,000	0.850%, 10/15/27	2,293,877
		16,579,291
TOTAL U.S. GOVERNMENT AGENCIES
(Cost $24,908,550)		24,235,203

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-3.04%
	Fannie Mae Pool-2.97%
3,896,308	3.500%, 9/1/33	3,945,381
13,061,173	2.500%, 1/1/57	12,476,288
		16,421,669
	Fannie Mae REMICS-0.07%
396,421	3.500%, 5/25/47	389,508

TOTAL MORTGAGE BACKED SECURITIES
(Cost $16,918,795)		16,811,177

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-21.75%
	U.S. Treasury Bonds-13.58%
$30,000,000	2.000%, 8/15/25	29,469,141
30,000,000	2.750%, 2/15/28	30,464,062
15,000,000	2.625%, 2/15/29	15,180,469
		75,113,672
	U.S. Treasury Notes-4.44%
15,000,000	1.500%, 2/28/23	14,980,078
10,000,000	0.250%, 3/15/24	9,606,250
		24,586,328
	United States Treasury Inflation Indexed Bonds-3.73%
19,802,475	0.625%, 4/15/23	20,646,401

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $120,362,056)		120,346,401

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-5.85%
Short Term Securities-5.85%
$32,367,660	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.240%	$32,367,660

TOTAL SHORT TERM INVESTMENTS
(Cost $32,367,660)	32,367,660

TOTAL INVESTMENT SECURITIES-99.90%
(Cost $455,187,665)	552,837,032
OTHER ASSETS IN EXCESS OF LIABILITIES-0.10%	556,229
NET ASSETS-100.00%	$553,393,261

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
3M US L - 3 Month LIBOR as of March 31, 2022 was 0.96%
1D US SOFR - 1 Day SOFR as of March 31, 2022 was 0.29%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS-93.17%
	Consumer Discretionary-10.52%
12,800	Brinker International, Inc.*	$488,448
2,160	Deckers Outdoor Corp.*	591,343
3,900	Helen of Troy, Ltd.*	763,776
6,000	MarineMax, Inc.*	241,560
3,850	Marriott Vacations Worldwide Corp.	607,145
6,190	Patrick Industries, Inc.	373,257
23,200	PetMed Express, Inc.	598,560
10,500	Zumiez, Inc.*	401,205
		4,065,294

	Consumer Staples-2.24%
8,550	Central Garden & Pet Co., Class A*	348,669
5,800	Ingles Markets, Inc., Class A	516,490
		865,159

	Energy-5.50%
5,900	Callon Petroleum Co.*	348,572
12,160	HF Sinclair Corp.*	484,576
19,100	Magnolia Oil & Gas Corp., Class A	451,715
6,600	Matador Resources Co.	349,668
6,800	PDC Energy, Inc.	494,224
		2,128,755

	Financials-27.34%
18,080	American Equity Investment Life Holding Co.	721,573
3,870	American Financial Group, Inc.	563,549
11,700	Assured Guaranty, Ltd.	744,822
16,000	Bancorp, Inc.*	453,280
5,500	BankUnited, Inc.	241,780
11,000	Cadence Bank	321,860
47,725	Chimera Investment Corp., REIT	574,609
3,400	Community Bank System, Inc.	238,510
17,830	Enova International, Inc.*	677,005
7,550	Evercore, Inc., Class A	840,466
67,000	First BanCorp	879,040
4,300	Glacier Bancorp, Inc.	216,204
4,700	Houlihan Lokey, Inc.	412,660
17,500	Ladder Capital Corp., REIT	207,725
4,800	LPL Financial Holdings, Inc.	876,864
44,100	MGIC Investment Corp.	597,555
7,835	Piper Sandler Cos.	1,028,344
31,700	Radian Group, Inc.	704,057
3,200	SouthState Corp.	261,088
		10,560,991

	Health Care-7.50%
3,900	AMN Healthcare Services, Inc.*	406,887
39,660	Innoviva, Inc.*	767,421
8,690	Integer Holdings Corp.*	700,153
3,545	National HealthCare Corp.	248,965
24,240	Tivity Health, Inc.*	779,801
		2,903,227

	Industrials-15.65%
3,300	Allegiant Travel Co*	535,887

Shares		Value
	Industrials (continued)
12,730	Boise Cascade Co.	$884,353
8,940	Encore Wire Corp.	1,019,786
4,570	FTI Consulting, Inc.*	718,495
18,478	Hillenbrand, Inc.	816,173
8,700	MasTec, Inc.*	757,770
4,600	Matson, Inc.	554,852
4,435	TriNet Group, Inc.*	436,227
2,500	Wesco International, Inc.*	325,350
		6,048,893

	Information Technology-8.88%
8,250	Avnet, Inc.	334,868
2,500	Concentrix Corp.	416,400
5,030	Insight Enterprises, Inc.*	539,820
3,000	Nova, Ltd.*	326,640
13,500	PC Connection, Inc.	707,265
11,955	Super Micro Computer, Inc.*	455,127
2,535	TD SYNNEX Corp.	261,637
4,700	TTEC Holdings, Inc.	387,844
		3,429,601

	Materials-5.97%
19,300	Cleveland-Cliffs, Inc.*	621,653
5,286	Innospec, Inc.	489,219
13,820	Schnitzer Steel Industries, Inc., Class A	717,811
7,130	Sealed Air Corp.	477,425
		2,306,108

	Real Estate-7.19%
2,100	Agree Realty Corp., REIT	139,356
8,000	Healthcare Realty Trust, Inc., REIT, REIT	219,840
65,210	Lexington Realty Trust, REIT	1,023,797
21,000	Physicians Realty Trust, REIT, REIT	368,340
10,000	Sabra Health Care Reit Inc, REIT	148,900
6,000	STAG Industrial, Inc., REIT	248,100
4,200	Terreno Realty Corp., REIT	311,010
16,940	Xenia Hotels & Resorts, Inc., REIT*	326,773
		2,786,116

	Utilities-2.38%
3,000	IDACORP, Inc.	346,080
10,455	Portland General Electric Co.	576,593
		922,673

TOTAL COMMON STOCKS
(Cost $25,261,502)		36,016,817

Shares		Value
SHORT TERM INVESTMENTS-6.87%
	Short Term Securities-6.87%
2,654,248	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.240%	2,654,248

TOTAL SHORT TERM INVESTMENTS
(Cost $2,654,248)		2,654,248

TOTAL INVESTMENT SECURITIES-100.04%
(Cost $27,915,750)		38,671,065
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.04)%		(16,358)
NET ASSETS-100.00%		$38,654,707

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-92.11%
	Communication Services-1.81%
21,500	Gray Television, Inc.	$474,505
		474,505

	Consumer Discretionary-9.34%
4,662	Century Communities, Inc.	249,743
22,372	Haverty Furniture Cos., Inc.	613,440
4,742	M/I Homes, Inc.*	210,308
5,750	MarineMax, Inc.*	231,495
4,044	Patrick Industries, Inc.	243,853
10,192	Shoe Carnival, Inc.	297,199
5,625	Standard Motor Products, Inc.	242,662
23,980	Vera Bradley, Inc.*	183,927
4,568	Zumiez, Inc.*	174,543
		2,447,170

	Consumer Staples-6.51%
13,108	Central Garden & Pet Co., Class A*	534,544
13,130	Ingles Markets, Inc., Class A	1,169,226
		1,703,770

	Energy-4.47%
7,254	Civitas Resources, Inc.	433,136
19,032	Dorian LPG, Ltd.	275,774
5,814	Laredo Petroleum, Inc.*	460,120
		1,169,030

	Financials-20.81%
6,900	Bancorp, Inc.*	195,477
26,746	Donnelley Financial Solutions, Inc.*	889,572
22,100	Enova International, Inc.*	839,137
6,912	Federal Agricultural Mortgage Corp., Class C	749,814
25,704	Merchants Bancorp	703,775
5,646	Nelnet, Inc., Class A	479,854
25,456	OFG Bancorp	678,148
6,918	Piper Sandler Cos.	907,987
		5,443,764

	Health Care-13.01%
6,400	AnaptysBio, Inc.*	158,336
55,000	Antares Pharma, Inc.*	225,500
7,100	Cutera, Inc.*	489,900
40,082	Innoviva, Inc.*	775,587
6,396	Integer Holdings Corp.*	515,326
52,400	SIGA Technologies, Inc.*	371,516
4,200	Utah Medical Products, Inc.	377,412
43,517	Vanda Pharmaceuticals, Inc.*	492,177
		3,405,754

Shares or Principal Amount		Value
	Industrials-13.14%
77,175	ACCO Brands Corp.	$617,400
7,657	ArcBest Corp.	616,388
2,500	Boise Cascade Co.	173,675
3,384	CRA International, Inc.	285,136
8,000	Genco Shipping & Trading, Ltd.	188,960
3,400	Heidrick & Struggles International, Inc.	134,572
5,000	Heritage-Crystal Clean, Inc.*	148,050
3,500	Insteel Industries Inc	129,465
2,400	Kforce, Inc.	177,528
3,500	Shyft Group, Inc.	126,385
2,200	Transcat, Inc.*	178,508
18,530	Vectrus, Inc.*	664,486
		3,440,553

	Information Technology-15.10%
8,022	Cohu, Inc.*	237,451
4,600	ePlus, Inc.*	257,876
5,408	Ichor Holdings, Ltd.*	192,633
9,746	Insight Enterprises, Inc.*	1,045,941
9,143	Nova, Ltd.*	995,490
12,184	PC Connection, Inc.	638,320
22,198	Photronics, Inc.*	376,700
6,384	Vishay Precision Group, Inc.*	205,246
		3,949,657

	Materials-5.91%
4,000	Innospec, Inc.	370,200
18,045	Schnitzer Steel Industries, Inc., Class A	937,257
2,070	United States Lime & Minerals, Inc.	240,203
		1,547,660

	Real Estate-0.99%
4,900	PotlatchDeltic Corp., REIT	258,377
		258,377

	Utilities-1.02%
7,332	Clearway Energy, Inc.	267,691
		267,691

TOTAL COMMON STOCKS
(Cost $16,877,605)		24,107,931

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-7.99%
Short Term Securities-7.99%
2,090,360	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.240%	2,090,360

TOTAL SHORT TERM INVESTMENTS
(Cost $2,090,360)	2,090,360

TOTAL INVESTMENT SECURITIES-100.10%
(Cost $18,967,965)	26,198,291
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.10)%	(26,595)
NET ASSETS-100.00%	$26,171,696

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-71.30%
	Communication Services-5.41%
242	Alphabet, Inc., Class A*	$673,087
6,645	Comcast Corp., Class A	311,119
1,785	T-Mobile US, Inc.*	229,105
		1,213,311

	Consumer Discretionary-10.03%
100	Amazon.com, Inc.*	325,995
2,190	Best Buy Co., Inc.	199,071
710	Deckers Outdoor Corp.*	194,377
1,450	Home Depot, Inc.	434,029
1,000	McDonald’s Corp.	247,280
3,040	Standard Motor Products, Inc.	131,146
1,600	Target Corp.	339,552
1,640	Tractor Supply Co.	382,727
		2,254,177

	Consumer Staples-2.29%
1,700	Procter & Gamble Co.	259,760
1,700	Walmart, Inc.	253,164
		512,924

	Energy-5.01%
250	Cheniere Energy, Inc.	34,662
2,780	Chevron Corp.	452,667
6,410	Matador Resources Co.	339,602
1,195	Pioneer Natural Resources Co.	298,786
		1,125,717

	Financials-7.16%
2,000	Bancorp, Inc.*	56,660
500	BlackRock, Inc.	382,085
8,485	Enova International, Inc.*	322,175
855	Goldman Sachs Group, Inc.	282,236
2,000	JPMorgan Chase & Co.	272,640
525	SVB Financial Group*	293,711
		1,609,507

	Health Care-8.74%
2,625	Abbott Laboratories	310,695
4,000	AstraZeneca PLC	265,360
825	Danaher Corp.	241,997
475	Eli Lilly & Co.	136,026
1,295	Johnson & Johnson	229,513
3,220	Pfizer, Inc.	166,699
610	UnitedHealth Group, Inc.	311,082
1,595	Zoetis, Inc.	300,801
		1,962,173

	Industrials-8.76%
6,935	ABB, Ltd.	224,278
1,235	Caterpillar, Inc.	275,183
725	Deere & Co.	301,208
1,540	Eaton Corp. PLC	233,710
495	Generac Holdings, Inc.*	147,144

Shares or Principal Amount		Value
	Industrials (continued)
415	Lockheed Martin Corp.	$183,181
1,000	Matson, Inc.	120,620
1,400	Trane Technologies PLC	213,780
745	United Rentals, Inc.*	264,631
		1,963,735

	Information Technology-16.60%
3,975	Apple, Inc.	694,075
750	ASML Holding NV	500,948
3,190	Cadence Design Systems, Inc.*	524,627
900	Jabil, Inc.	55,557
625	Lam Research Corp.	336,006
735	Mastercard, Inc., Class A	262,674
1,730	Microsoft Corp.	533,376
2,515	Nova, Ltd.*	273,833
2,000	NVIDIA Corp.	545,720
		3,726,816

	Materials-2.75%
1,310	Avery Dennison Corp.	227,901
2,865	CF Industries Holdings, Inc.	295,267
3,235	James Hardie Industries PLC	97,535
		620,703

	Real Estate-3.10%
1,600	Digital Realty Trust, Inc., REIT	226,880
2,905	Prologis, Inc., REIT	469,099
		695,979

	Utilities-1.45%
750	American Water Works Co., Inc.	124,147
2,380	NextEra Energy, Inc.	201,610
		325,757

TOTAL COMMON STOCKS
(Cost $12,047,831)		16,010,799

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-8.44%
400	Amplify Transformational Data Sharing ETF	13,676
450	First Trust NASDAQ Cybersecurity ETF	23,900
4,180	Invesco BuyBack Achievers ETF	378,206
18,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	317,520
4,000	iShares® Floating Rate Bond ETF	202,080
5,627	iShares® Gold Trust*	207,242
550	iShares® Russell 2000® ETF	112,899
1,405	iShares® Russell 2000 Value ETF	226,767
3,000	Nuveen ESG Large-Cap Growth ETF	182,190
3,000	SPDR® Bloomberg Barclays Convertible Securities ETF	230,850

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,791,561)		1,895,330

Shares or Principal Amount		Value
CORPORATE BONDS-5.84%
	Consumer Discretionary-2.08%
$500,000	Starbucks Corp., 2.550%, 11/15/30	465,685

	Financials-1.97%
200,000	Bank of Montreal, 2.000%, 12/22/26	189,159

Shares or Principal Amount		Value
	Financials (continued)
$250,000	Citigroup, Inc., 3.875%, 3/26/25	$253,284
		442,443
	Health Care-1.02%
250,000	AstraZeneca PLC, 0.700%, 4/8/26	228,451

	Information Technology-0.77%
200,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	173,651

TOTAL CORPORATE BONDS
(Cost $1,406,862)		1,310,230

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-4.16%
	Federal Farm Credit Banks Funding Corp.-2.09%
500,000	0.670%, 8/4/25	469,171

	Federal National Mortgage Association-2.07%
500,000	0.560%, 10/22/25	465,935

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $1,000,000)		935,106

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-7.77%
	U.S. Treasury Bonds-1.35%
$300,000	2.625%, 2/15/29	303,609

	U.S. Treasury Notes-6.42%
500,000	0.250%, 3/15/24	480,313
1,000,000	1.125%, 2/28/25	961,289
		1,441,602
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,830,080)		1,745,211

Shares or Principal Amount	Value
SHORT TERM INVESTMENTS-2.48%
Short Term Securities-2.48%
555,746	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.240%	555,746

TOTAL SHORT TERM INVESTMENTS
(Cost $555,746)	555,746

TOTAL INVESTMENT SECURITIES-99.99%
(Cost $18,632,080)	22,452,422
OTHER ASSETS IN EXCESS OF LIABILITIES-0.01%	3,160
NET ASSETS-100.00%	$22,455,582

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments

March 31, 2022 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to redemption fees of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds

March 31, 2022 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$252,418,154	$–	$–	$252,418,154
Exchange Traded Funds	33,012,310	–	–	33,012,310
Corporate Bonds	–	56,905,099	–	56,905,099
Municipal Bonds	–	16,741,028	–	16,741,028
U.S. Government Agencies	–	24,235,203	–	24,235,203
Mortgage Backed Securities	–	16,811,177	–	16,811,177
U.S. Treasury Bonds & Notes	120,346,401	–	–	120,346,401
Short Term Investments	32,367,660	–	–	32,367,660
Total	$438,144,525	$114,692,507	$–	$552,837,032

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$36,016,817	$–	$–	$36,016,817
Short Term Investments	2,654,248	–	–	2,654,248
Total	$38,671,065	$–	$–	$38,671,065

James Advantage Funds	Notes to Quarterly Schedule of Investments

March 31, 2022 (Unaudited)

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,107,931	$–	$–	$24,107,931
Short Term Investments	2,090,360	–	–	2,090,360
Total	$26,198,291	$–	$–	$26,198,291

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,010,799	$–	$–	$16,010,799
Exchange Traded Funds	1,895,330	–	–	1,895,330
Corporate Bonds	–	1,310,230	–	1,310,230
U.S. Government Agencies	–	935,106	–	935,106
U.S. Treasury Bonds & Notes	1,745,211	–	–	1,745,211
Short Term Investments	555,746	–	–	555,746
Total	$20,207,086	$2,245,336	$–	$22,452,422

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2022, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds

March 31, 2022 (Unaudited)

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. As of March 31, 2022, none of the Funds had outstanding borrowings. For the nine months ended March 31, 2022, the James Aggressive Allocation Fund utilized its line of credit. The average amount of borrowings was $44,000 over 1 day with a weighted-average interest rate of 3.25%. During the nine months ended March 31, 2022, the James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Micro Cap Fund did not utilize the line of credit. Interest on funded and unfunded loans was $4 for the James Aggressive Allocation Fund for the nine months ended March 31, 2022. Each Fund’s line of credit agreement expired on July 7, 2021 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$30,000,000	Prime Rate*	July 6, 2022
James Small Cap Fund	$2,000,000	Prime Rate*	July 6, 2022
James Micro Cap Fund	$1,250,000	Prime Rate*	July 6, 2022
James Aggressive Allocation Fund	$750,000	Prime Rate*	July 6, 2022

*	The rate at which the Bank announces its prime lending rate.